THE DEFENSIVE EQUITY PORTFOLIO
of Analytic Optioned Equity Fund                [LOGO OF 100% NO-LOAD/TM/
-----------------------------------                MUTUAL FUND COUNCIL
                                                      APPEARS HERE]

February 2, 1998

Dear Fellow Shareholders:

  We are pleased to report that for the quarter ended December 31, 1997, your Fund's net asset value increased 2.40% per share with dividends reinvested. At quarter end, the Fund's share price was $13.02 after paying its 78th consecutive quarterly dividend from net investment income of $0.06 and a long-term capital gain of $3.97.

  While the Fund's return was slightly below that of the S&P 500 Index, which returned 2.87% for the quarter, it continues to meet its performance objectives by providing equity participation with substantially less risk. Since its inception on July 1, 1978, the Fund's annualized compound growth rate of 11.77% is nearly 70% of the S&P 500's annualized compound growth rate of 16.9%. Meanwhile, the Fund's volatility, as measured by standard deviation, has been only 61% of that of the S&P 500. The combination of 70% of the return and only 61% of the volatility is superior risk adjusted performance. The Fund's success is evident in its Morningstar risk-adjusted performance ranking (Sharpe ratio)--the Fund ranks in the top quartile of all (1,651) equity mutual funds for the most recent three-year period ended December 31, 1997.

  The Fund continues to utilize its proven strategy of remaining virtually fully invested in a well-diversified portfolio of higher quality stocks, which are hedged using both put and call options. The portfolio is well-positioned to protect against market declines and to gain substantially from market advances. With valuation measures in equity markets at all-time peaks, we continue to use our quantitative valuation based approach to identify investment opportunities that offer superior risk adjusted returns. We believe that the defensive posture of this portfolio should deliver superior performance in the current economic environment which is characterized by high financial market volatility.

  Should you ever have any questions regarding your Fund's investment strategy or results, please call us at 1-800-374-2633.

        WE APPRECIATE YOUR BUSINESS AND THANK YOU FOR INVESTING WITH US.
                        YOUR INVESTMENT MANAGEMENT TEAM:

/s/ Dennis Bein          /s/ Harindra de Silva              /s/ Charles Dobson

Dennis Bein, CFA         Harindra de Silva, Ph.D., CFA      Charles Dobson
Portfolio Manager        President/Portfolio Manager        Executive Vice
                                                            President/
                                                            Portfolio Manager
                         THE DEFENSIVE EQUITY PORTFOLIO
                      OF THE ANALYTIC OPTIONED EQUITY FUND
                    AVERAGE ANNUAL COMPOUND TOTAL RETURN(1),
                        PERIODS ENDING 12/31/97, PERCENT

                  One Year........ 19.11
                  Five Years...... 12.86
                  Ten Years....... 11.77

(1) The investment returns quoted in this letter represent past returns and should not be construed as a guarantee of the Fund's future performance. Returns are net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

        The Defensive Equity Portfolio of Analytic Optioned Equity Fund
                                 Total Return
                 Growth of $10,000 Investment 7/1/87-12/31/97

                           [LINE GRAPH APPEARS HERE]

----------------------------
  Average Annual Compound
       Total Return

1 Year   5 Years   10 Years
19.1%    12.9%      11.8%
----------------------------


                      Analytic Optioned
      Date               Equity Fund          S&P 500          CPI
     ------           -----------------       -------         -----
     Sep-87               10,398.59          10,662.33      10,126.43
     Dec-87                9,228.84           8,249.43      10,164.66
     Jun-88               10,175.75           9,310.00      10,393.67
     Dec-88               10,668.86           9,636.10      10,613.87
     Jun-89               11,647.85          11,220.53      10,930.96
     Dec-89               12,560.96          12,670.60      11,107.13
     Jun-90               12,785.52          13,060.66      11,441.84
     Dec-90               12,754.51          12,268.60      11,785.36
     Jun-91               13,632.01          14,025.78      11,979.15
     Dec-91               14,449.76          16,016.60      12,146.50
     Jun-92               14,768.90          15,914.63      12,349.09
     Dec-92               15,341.87          17,245.10      12,498.83
     Jun-93               16,009.00          18,076.54      12,719.03
     Dec-93               16,373.00          18,967.86      12,842.35
     Jun-94               16,264.72          18,318.76      13,036.14
     Dec-94               16,776.71          19,215.82      13,185.88
     Jun-95               18,848.87          23,087.49      13,432.51
     Dec-95               20,392.06          26,408.21      13,520.59
     Jun-96               22,055.86          29,100.71      13,802.45
     Dec-96               23,591.69          32,501.57      13,969.81
     Jun-97               26,305.30          39,172.74      14,106.34
     Dec-97               28,102.33          43,319.28      14,225.18

Past performance is not predictive of future performance.

                            Yearly Risk Comparison
                               1/1/87 - 12/31/97

                           [BAR GRAPH APPEARS HERE]

                     Analytic Optioned
                        Equity Fund            S&P 500
                     -----------------        ---------
         1987              15.94                29.00
         1988               2.64                 7.59
         1989               5.98                11.69
         1990              14.01                24.75
         1991               2.68                 9.37
         1992               2.62                 4.00
         1993               3.21                 5.89
         1994               6.20                 9.20
         1995               1.28                 2.90
         1996               7.80                13.80
         1997               3.06                 6.54

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest directly in an unmanaged index.

The investment returns quoted represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CPI-Consumer Price Index is an index of prices used to measure the change in the cost of basic goods and services in comparison with a fixed base period.


   FEDERAL INCOME TAX INFORMATION (UNAUDITED):
   For the year ended December 31, 1997, The Portfolio hereby designates $2,018,605 and $8,785,353 as 28% long-term capital gains dividends and 20% long-term capital gains dividends, respectively, for the purpose of the dividend paid deduction on their Federal income tax return.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

                                                                 OUTSTANDING OPTIONS
                                                                   (*INDICATES PUT)
                                                        ---------------------------------------
                              INVESTMENTS                                       MARKET VALUE
                         ---------------------                               ------------------
                          NUMBER     MARKET     SHARES  EXPIRATION EXERCISE  PURCHASED WRITTEN
                         OF SHARES    VALUE    OPTIONED    DATE     PRICE     OPTIONS  OPTIONS
-----------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.73% OF NET ASSETS
 Boeing Co..............   6,920   $   338,647   6,900    Jan'98   $ 52.50   $         $  2,156
-----------------------------------------------------------------------------------------------
AUTO RELATED--0.88%
 Goodyear Tire & Rubber
  Co....................   3,000       190,875   3,000    Jan'98     75.00                  375
 TRW, Inc...............   4,000       213,500   4,000    Jan'98     65.00                  125
                                   -----------                                         --------
                                       404,375                                              500
-----------------------------------------------------------------------------------------------
AUTOS & TRUCKS--5.16%
 Chrysler Corp..........  36,759     1,293,457
 Johnson Controls,
  Inc...................  23,164     1,106,081  15,000    Jan'98     50.00                3,750
                                                 8,100    Feb'98     50.00                7,087
                                   -----------                                         --------
                                     2,399,538                                           10,837
-----------------------------------------------------------------------------------------------
BANKS / SAVINGS & LOANS--13.04%
 Banc One Corp..........   8,473       460,190
 BankAmerica Corp.......  10,000       730,000   7,500    Jan'98     75.00               11,250
 Barnett Banks, Inc.....   8,000       575,000
 Chase Manhattan Corp...  10,293     1,127,083   3,200    Jan'98    115.00                2,800
                                                 7,000    Jan'98    120.00                  875
 Citicorp...............   6,100       771,269   3,000    Jan'98    130.00                8,250
                                                 3,100    Jan'98    140.00                1,356
 First Chicago NBD
  Corp..................  10,921       911,904   7,500    Jan'98     85.00                9,375
 Fleet Norstar Financial
  Group.................   5,000       374,687   3,000    Jan'98     75.00                4,125
 J.P. Morgan & Co.......     306        34,540
 NationsBank Corp.......  17,911     1,089,212
                                   -----------                                         --------
                                     6,073,885                                           38,031
-----------------------------------------------------------------------------------------------
BROAD BASED INDEX--0.41%
 S&P 500 Index..........                        10,000    Jan'98    900.00*    32,500
                                                10,000    Feb'98    925.00*   157,500
                                                                             --------
                                                                              190,000
-----------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                                 OUTSTANDING OPTIONS
                                                                   (*INDICATES PUT)
                                                        --------------------------------------
                              INVESTMENTS                                      MARKET VALUE
                         ---------------------                              ------------------
                          NUMBER     MARKET     SHARES  EXPIRATION EXERCISE PURCHASED WRITTEN
                         OF SHARES    VALUE    OPTIONED    DATE     PRICE    OPTIONS  OPTIONS
----------------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.17%
 Interpublic Group of
  Companies, Inc........   1,586   $    79,003
----------------------------------------------------------------------------------------------
COMPUTER SERVICES / SOFTWARE--2.13%
 Cisco Systems, Inc.**..  15,750       878,062  8,250     Jan'98   $ 80.00  $         $ 29,906
 First Data Corp. ......   5,000       146,250  5,000     Feb'98     30.00               7,500
                                   -----------                                        --------
                                     1,024,312                                          37,406
----------------------------------------------------------------------------------------------
COMPUTERS--2.05%
 International Business
  Machines Corp.........   9,070       948,382
----------------------------------------------------------------------------------------------
COSMETICS & PERSONAL CARE--0.05%
 Avon Products, Inc.....     400        24,550
----------------------------------------------------------------------------------------------
ELECTRONICS--2.71%
 General Electric Co....   3,863       283,448  2,500     Jan'98     75.00               2,969
 Hewlett-Packard Co. ...   7,543       471,437  7,500     Feb'98     70.00              11,250
 Motorola, Inc..........   9,000       513,563  4,500     Jan'98     75.00                 281
                                                4,500     Jan'98     95.00                 140
                                   -----------                                        --------
                                     1,268,448                                          14,640
----------------------------------------------------------------------------------------------
ELECTRIC / GAS / WATER UTILITIES--3.89%
 American Electric Power
  Co....................   5,000       258,125
 Duke Power Co..........   5,000       276,875
 People's Energy Corp...  21,571       849,358
 Southern Co............  16,000       414,000
                                   -----------
                                     1,798,358
----------------------------------------------------------------------------------------------
ENTERTAINMENT / ADVERTISING--1.43%
 The Walt Disney Co.....   7,000       693,438  3,500     Jan'98     90.00              31,938
----------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                                 OUTSTANDING OPTIONS
                                                                   (*INDICATES PUT)
                                                        --------------------------------------
                              INVESTMENTS                                      MARKET VALUE
                         ---------------------                              ------------------
                          NUMBER     MARKET     SHARES  EXPIRATION EXERCISE PURCHASED WRITTEN
                         OF SHARES    VALUE    OPTIONED    DATE     PRICE    OPTIONS  OPTIONS
----------------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------------------
FINANCIAL SERVICES & BROKERS--
 3.18%
 American Express Co....   3,300   $   294,525
 Federal National
  Mortgage Association..   7,000       399,437
 Merrill Lynch & Co. ...  12,000       875,250  12,000    Jan'98   $ 65.00  $         $ 97,500
                                   -----------                                        --------
                                     1,569,212                                          97,500
----------------------------------------------------------------------------------------------
FOOD--0.85%
 Wrigley Wm. Jr. Co. ...   5,000       397,813   5,000    Jan'98     80.00               5,313
----------------------------------------------------------------------------------------------
FOOD PROCESSING & WHOLESALE--8.35%
 Coca-Cola Co. .........  22,000     1,465,750   6,000    Jan'98     65.00              15,000
                                                10,000    Feb'98     70.00              16,875
 Conagra, Inc. .........  13,132       430,894
 Fleming Companies,
  Inc. .................  30,576       410,865
 Great Atlantic &
  Pacific Tea Co. ......  13,552       402,325
 SuperValu, Inc. .......  28,345     1,186,947
                                   -----------                                        --------
                                     3,896,781                                          31,875
----------------------------------------------------------------------------------------------
HOME--CONSTRUCTION / TOOLS / FURNISHING--0.58%
 Whirlpool Corp.........   5,000       275,000   5,000    Feb'98     60.00               5,000
----------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES--0.83%
 Clorox Co. ............   5,000       395,312   5,000    Jan'98     80.00              10,000
----------------------------------------------------------------------------------------------
INSURANCE--2.81%
 American International
  Group, Inc. ..........   2,400       261,000
 Loews Corp.............   9,097       965,419
 Torchmark Corp. .......   1,800        75,713   1,800    Feb'98     45.00               1,575
                                   -----------                                        --------
                                     1,302,132                                           1,575
----------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                                 OUTSTANDING OPTIONS
                                                                   (*INDICATES PUT)
                                                        --------------------------------------
                              INVESTMENTS                                      MARKET VALUE
                         ---------------------                              ------------------
                          NUMBER     MARKET     SHARES  EXPIRATION EXERCISE PURCHASED WRITTEN
                         OF SHARES    VALUE    OPTIONED    DATE     PRICE    OPTIONS  OPTIONS
----------------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------------------
MACHINERY--3.18%
 Caterpillar, Inc. .....    6,000  $   291,375   3,000    Jan'98   $ 50.00  $         $  1,875
 NACCO Industries, Inc.,
  Class A...............   11,050    1,184,422
                                   -----------                                        --------
                                     1,475,797                                           1,875
----------------------------------------------------------------------------------------------
METALS & MINING--2.04%
 Armco, Inc.............  172,533      851,882
 Barrick Gold, Corp.....    5,000       93,125   5,000    Jan'98     25.00                 156
                                   -----------                                        --------
                                       945,007                                             156
----------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING--5.96%
 Allied Signal Corp.....   10,000      389,375
 Eaton Corp.............   10,996      981,393   4,000    Jan'98     95.00                 875
 Tyco International
  Ltd. .................   31,380    1,414,061  10,000    Feb'98     45.00              25,000
                                   -----------                                        --------
                                     2,784,829                                          25,875
----------------------------------------------------------------------------------------------
OFFICE / BUSINESS EQUIPMENT--3.18%
 Harris Corp............   24,830    1,139,076  10,000    Jan'98     45.00              18,125
                                                10,000    Jan'98     50.00               1,875
                                                 4,800    Feb'98     47.50               7,200
 Xerox Corp.............    5,000      369,063   5,000    Jan'98     75.00               8,750
                                   -----------                                        --------
                                     1,508,139                                          35,950
----------------------------------------------------------------------------------------------
OIL / GAS DOMESTIC--1.82%
 Atlantic Richfield
  Co. ..................   10,000      801,250  10,000    Jan'98     90.00                 625
 Tenneco, Inc...........    1,000       39,500
                                   -----------                                        --------
                                       840,750                                             625
----------------------------------------------------------------------------------------------
OIL / GAS INTERNATIONAL--9.47%
 Amoco Corp.............    4,500      383,063   4,500    Jan'98    100.00                 563
 Ashland, Inc...........   22,475    1,206,627  12,200    Jan'98     55.00               9,913
                                                10,000    Feb'98     55.00              18,750

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                                 OUTSTANDING OPTIONS
                                                                  (* INDICATES PUT)
                                                        --------------------------------------
                              INVESTMENTS                                      MARKET VALUE
                         ---------------------                              ------------------
                          NUMBER     MARKET     SHARES  EXPIRATION EXERCISE PURCHASED WRITTEN
                         OF SHARES    VALUE    OPTIONED    DATE     PRICE    OPTIONS  OPTIONS
----------------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------------------
OIL / GAS INTERNATIONAL--
 (CONTINUED)
 Exxon Corp. ...........  14,677   $   898,049   5,000    Jan'98   $ 65.00  $         $  1,563
                                                 4,000    Jan'98     70.00                 375
 Mobil Corp.............  12,000       866,250  12,000    Jan'98     75.00               7,500
 Texaco, Inc............  19,644     1,068,142   8,000    Jan'98    125.00                 250
                                   -----------                                        --------
                                     4,422,131                                          38,914
----------------------------------------------------------------------------------------------
PAPER & PACKAGING--0.35%
 Stone Container
  Corp.**...............  15,411       160,852
----------------------------------------------------------------------------------------------
PHARMACEUTICAL & BIOTECHNOLOGY--9.49%
 Abbott Laboratories....  10,321       676,671
 American Home Products
  Corp. ................   8,034       614,601   8,000    Feb'98     80.00              14,500
 Bristol Myers Squibb
  Co. ..................   1,000        94,625
 Eli Lilly & Co.........  20,000     1,392,499  10,000    Jan'98     70.00              22,500
 Merck & Co.............   5,070       538,688   3,500    Jan'98    105.00              10,500
 Warner-Lambert Co. ....   9,438     1,170,312   6,000    Jan'98    120.00              37,500
                                                 3,400    Jan'98    125.00              11,475
                                   -----------                                        --------
                                     4,487,396                                          96,475
----------------------------------------------------------------------------------------------
PRINT AND PUBLISHING--0.65%
 Times Mirror Co.,
  Class A...............   5,000       307,500   2,500    Jan'98     60.00               5,781
----------------------------------------------------------------------------------------------
RAILROAD / TRUCKING / MISCELLANEOUS--0.23%
 C.S.X. Corp............   2,000       108,000
----------------------------------------------------------------------------------------------
RESTAURANTS & LODGING--1.90%
 Darden Restaurants,
  Inc...................  57,094       713,675
 McDonald's Corp........   3,500       167,125
                                   -----------
                                       880,800
----------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                                           OUTSTANDING OPTIONS
                                                                            (* INDICATES PUT)
                                                                 ---------------------------------------
                                      INVESTMENTS                                       MARKET VALUE
                                 ---------------------                               -------------------
                                  NUMBER     MARKET      SHARES  EXPIRATION EXERCISE PURCHASED  WRITTEN
                                 OF SHARES    VALUE     OPTIONED    DATE     PRICE    OPTIONS   OPTIONS
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------------------------
RETAIL--GENERAL / DEPARTMENT--0.94%
 Sears Roebuck & Co...........    10,000   $   452,500   7,500     Feb'98   $ 45.00  $         $  16,875
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION UTILITIES--7.19%
 AirTouch Communications,
  Inc.**......................    11,626       483,206   7,500     Jan'98     40.00               15,938
 AT & T.......................    10,400       637,000
 Ameritech Corp. .............     5,000       402,500
 Bellsouth Corp. .............     7,400       416,712
 G T E Corp...................    26,876     1,404,271
                                           -----------                                         ---------
                                             3,343,689                                            15,938
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS & EQUIPMENT--0.95%
 Northern Telecom, Ltd........     5,000       445,000   5,000     Jan'98     95.00                5,000
--------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.82%
 AMR Corp.**..................     3,000       385,500   3,000     Jan'98    130.00                8,062
--------------------------------------------------------------------------------------------------------
TOTALS........................             $45,437,076                               $190,000  $ 538,297
--------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS--98.17%
 (Cost $36,586,577)...........             $45,437,076
--------------------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS--0.41%
 (Cost $370,600)..............                 190,000
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.58%
 (Cost $36,957,177)...........              45,627,076
--------------------------------------------------------------------------------------------------------
TOTAL WRITTEN OPTIONS--(1.16)%
 (Premiums received $570,334)..               (538,297)
--------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
PORTFOLIO OF INVESTMENTS--(CONTINUED)
December 31, 1997

                                                                    INVESTMENTS
                                                                    -----------
                                                                      MARKET
                                                                       VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENTS--3.09%
 Vista Cash Managed Money Market Fund 5.21%
  (Cost $1,431,481)................................................ $ 1,431,481
--------------------------------------------------------------------------------
EXCESS OTHER LIABILITIES OVER ASSETS (NET)--(0.51%)................    (234,603)
--------------------------------------------------------------------------------
NET ASSETS (100%).................................................. $46,285,657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 ** Non-income producing security

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS***

                                                                PERCENT OF
                                                                NET ASSETS
                                                                ----------
 1. Coca Cola Co. ..............................................    3.1%
 2. GTE Corp. ..................................................    3.0
 3. Tyco International Ltd. ....................................    3.0
 4. Eli Lilly & Co. ............................................    3.0
 5. Chrysler Corp. .............................................    2.8
 6. SuperValu Stores............................................    2.6
 7. NACCO Industries, Inc., Class A.............................    2.6
 8. Ashland, Inc. ..............................................    2.5
 9. Chase Manhattan Corp. ......................................    2.4
10. Warner-Lambert..............................................    2.4

--------------------------------------------------------------------------------
*** Reduced by written options and excludes cash equivalents.

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

-------------------------------------------------------------------------------
ASSETS:
 Investments at market value (identified cost $36,957,177)........ $45,627,076
 Cash equivalents.................................................   1,431,481
 Cash held by brokers.............................................      90,450
 Cash.............................................................       3,955
 Dividends receivable.............................................      78,397
 Interest receivable..............................................         204
 Other assets.....................................................       3,646
-------------------------------------------------------------------------------
  Total assets....................................................  47,235,209
-------------------------------------------------------------------------------
LIABILITIES:
 Written options outstanding at market value (premiums received
  $570,334).......................................................     538,297
 Distributions payable............................................     254,782
 Payable for shares redeemed......................................      62,785
 Payable for investment advisory fees.............................      32,053
 Payable for administrative fees..................................      20,778
 Payable for variation margin on futures..........................         450
 Other liabilities................................................      40,407
-------------------------------------------------------------------------------
  Total liabilities...............................................     949,552
-------------------------------------------------------------------------------
NET ASSETS........................................................ $46,285,657
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
REPRESENTED BY:
 Paid in capital.................................................. $37,457,421
 Distributions in excess of net investment income.................      (5,591)
 Undistributed net realized gains.................................     149,316
 Net unrealized appreciation of investments.......................   8,684,511
-------------------------------------------------------------------------------
                                                                   $46,285,657
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Net asset value, purchase and redemption price per outstanding capital share (100,000,000 shares of no par capital shares au-
  thorized, 3,555,928 capital shares outstanding)................. $     13.02
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 1997

----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest........................................................     $    72,202
 Dividend........................................................         999,609
----------------------------------------------------------------------------------
  Total investment income........................................       1,071,811
----------------------------------------------------------------------------------
EXPENSES:
 Investment advisory and management fees.........................         389,998
 Administrative fees.............................................         115,544
 Audit fees......................................................          45,282
 Custodian fees..................................................          38,844
 Shareholder services, reports, and notices......................          33,457
 Registration fees...............................................          24,745
 Legal fees......................................................          12,189
 Directors' fees and expenses....................................          12,080
 Miscellaneous fees..............................................           8,450
----------------------------------------------------------------------------------
Total expenses...................................................         680,589
----------------------------------------------------------------------------------
EXPENSE REDUCTIONS...............................................          (1,867)
----------------------------------------------------------------------------------
NET EXPENSES.....................................................         678,722
----------------------------------------------------------------------------------
NET INVESTMENT INCOME............................................         393,089
----------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) ON:
 Investments.....................................................      16,359,380
 Written options.................................................      (5,346,126)
 Futures.........................................................         (10,128)
----------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN..........................................      11,003,126
----------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION ON:
 Investments.....................................................      (3,326,076)
 Futures transactions............................................         (17,425)
 Written option transactions.....................................       1,035,632
----------------------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION.......      (2,307,869)
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN.................................       8,695,257
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................     $ 9,088,346
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED DECEMBER 31,
                                                          1997         1996
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................... $    393,089  $   694,100
 Net realized gain on investments....................   11,003,126    2,783,447
 Change in unrealized appreciation/depreciation on
  investments........................................   (2,307,869)   3,607,945
--------------------------------------------------------------------------------
  Increase in net assets from operations.............    9,088,346    7,085,492
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS:
 From net investment income..........................     (393,089)    (700,644)
 In excess of net investment income..................       (5,591)         --
 From net realized gains.............................  (10,854,215)  (2,598,524)
--------------------------------------------------------------------------------
  Decrease in net assets from distributions..........  (11,252,895)  (3,299,168)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
 Proceeds from sales of 422,622 and 865,241 capital
  shares for the years ended December 31, 1997 and
  1996, respectively.................................    6,552,231   11,970,173
 Proceeds from 839,596 and 192,456 capital shares
  issued upon reinvestment of distributions for the
  years ended December 31, 1997 and 1996,
  respectively.......................................   10,959,522    2,761,283
 Cost of 1,355,012 and 624,996 capital shares
  redeemed for the years ended December 31, 1997 and
  1996, respectively.................................  (21,545,351)  (8,681,585)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from fund share
   transactions......................................   (4,033,598)   6,049,871
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets...............   (6,198,147)   9,836,195
  Net assets, beginning of year......................   52,483,804   42,647,609
--------------------------------------------------------------------------------
  Net assets, end of year (including distributions in
   excess of net investment income of $5,591 and $0,
   respectively)..................................... $ 46,285,657  $52,483,804
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
FINANCIAL HIGHLIGHTS

                                            YEAR ENDED DECEMBER 31
                                    -------------------------------------------
                                     1997     1996     1995     1994     1993
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR.............................  $ 14.38  $ 13.26  $ 11.12  $ 11.96  $ 11.97
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income............     0.13     0.20     0.24     0.31     0.33
 Net realized or unrealized gains
  (losses) on investments and
  options.........................     2.61     1.87     2.14    (0.02)    0.48
--------------------------------------------------------------------------------
  Total from investment
   operations.....................     2.74     2.07     2.38     0.29     0.81
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment income(1)....     0.13     0.20     0.24     0.31     0.33
 From net realized gains..........     3.97     0.75     0.00     0.82     0.49
--------------------------------------------------------------------------------
  Total distributions.............     4.10     0.95     0.24     1.13     0.82
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR......  $ 13.02  $ 14.38  $ 13.26  $ 11.12  $ 11.96
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN......................    19.11%   15.66%   21.52%    2.47%    6.73%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period ($000)..  $46,286  $52,484  $42,648  $48,254  $76,948
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....     1.30%    1.34%    1.38%    1.10%    1.07%
 After expense reimbursement......      --      1.23%    1.22%     --       --
Ratio of net investment income to
 average net assets...............     0.75%    1.43%    1.87%    3.45%    2.51%
Portfolio turnover rate...........    75.41%   43.17%   32.37%   48.71%   36.19%
Average commission rate (2).......  $0.0591  $0.0446  $0.0442      --       --
--------------------------------------------------------------------------------

(1) For the year ended December 31, 1997, the distributions in excess of net investment income amounted to $0.002.
(2) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

                See accompanying Notes to Financial Statements.

                        THE DEFENSIVE EQUITY PORTFOLIO
                       OF ANALYTIC OPTIONED EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company.

The Fund's investment objective is to obtain a greater long-term total return and smaller fluctuations in quarterly return from a diversified, hedged common stock portfolio than would be realized from the same portfolio unhedged. The Fund attempts to achieve this objective by investing primarily in dividend paying common stocks on which options are traded on national securities exchanges, in securities convertible into common stocks, and selling covered call options and secured put options. The Fund may also hedge its securities by purchasing put and call options on its portfolio securities, purchasing put and selling call options on the same securities, and engaging in transactions in stock index and interest rate futures, stock index options, and options on stock index and interest rate futures.

The following is a summary of the Fund's significant accounting policies.

SECURITIES VALUATION--Common stocks and outstanding options (collectively referred to as securities) are stated at market value. Securities traded on securities exchanges are valued at the last sale price on the day of the valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Interest income on bonds is not reduced by amortization of premium paid but is increased by amortization of any discount. Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses from securities transactions are reported on an identified cost basis for financial statement purposes.

EXPENSE REDUCTIONS--The Portfolio has directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. This amount is shown as an expense reduction on the statement of operations.

WRITTEN OPTION ACCOUNTING PRINCIPLES--Covered call options and secured put options are written on the Fund's portfolio in order (i) to achieve, through the receipt of premiums, a higher long-term return than would be received from the same portfolio unhedged and (ii) to reduce the fluctuation in this total return. When the Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the last current bid and asked prices.

When a call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

                        THE DEFENSIVE EQUITY PORTFOLIO
                       OF ANALYTIC OPTIONED EQUITY FUND

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

When the Fund writes a put option, cash equal to the exercise price is placed in an interest-bearing escrow account to secure the outstanding put option. When a put option expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction, the cash is released from escrow, and the liability related to such option is extinguished. When a put option is exercised, the Fund uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

FUND SHARE VALUATION--Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading of the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less the sum of liabilities and the value of outstanding options, by the number of Fund shares outstanding.

FEDERAL INCOME TAXES--It is the Fund's intention to continue to comply with the provisions of the Internal Revenue Code enabling it to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income taxes has been made.

The cost of investments for Federal income tax purposes at December 31, 1997 was $36,957,177. Net unrealized appreciation of $8,669,899 was comprised of aggregate gross unrealized appreciation of $9,463,559 less aggregate gross depreciation of $793,660.

CASH AND CASH EQUIVALENTS--Cash and cash equivalents at December 31, 1997 consist of cash on deposit and money market funds valued at cost, which approximates market value. Cash held by brokers consists of cash held in margin accounts to cover futures activity.

ESTIMATES--The preparation of the accompanying financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY AGREEMENT AND "AFFILIATED PERSONS"

Analytic.TSA Global Asset Management, Inc. is the investment adviser (the "Adviser") of the Fund. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation, a holding company that purchased all of the voting common stock of the Adviser on May 9, 1985. The Adviser, subject to the control and direction of the Fund's board of directors, manages and supervises the investment operations of the Fund and the composition of its portfolio, including the writing of options, and makes recommendations to the Fund's board of directors as to investment policies.

As compensation for furnishing investment advisory, management, and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement the Fund pays the adviser an annual fee equal to 0.75% of the first $100,000,000 of average daily net assets, 0.65% of the next $100,000,000 of average daily net assets, and 0.55% of average net assets in excess of $200,000,000. At December 31, 1997, five officers and one director of the Fund also became officers and director of the Adviser.

                        THE DEFENSIVE EQUITY PORTFOLIO
                       OF ANALYTIC OPTIONED EQUITY FUND

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

3. ADMINISTRATION SERVICES

Effective May 15, 1997, UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of United Asset Management Corporation, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the Fund under a Fund Administration Agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of other funds administered by UAM Fund Services, Inc., and The Analytic Series Fund and The Analytic Optioned Equity Fund on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of the average daily net assets of the Fund. Also, effective May 15, 1997, the Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a wholly owned subsidiary of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing, and transfer agent services. Pursuant to the Mutual Funds Services Agreement, the Administrator pays CGFSC a monthly fee. For the period May 15, 1997 to December 31, 1997, UAM Fund Services, Inc. earned $67,766 from the Portfolio as Administrator of which $47,684 was paid to CGFSC for their services.

Prior to May 15, 1997, the Adviser served as the administrator, fund accounting and transfer agent to the Analytic Funds. For its service, the Adviser received annual fees, computed daily and payable monthly, based on the number of accounts and the average daily net assets of each portfolio. For the period January 1, 1997 to May 14, 1997, the Adviser earned $47,778 as Administrator.

4. INVESTMENT ACTIVITY

For the year ended December 31, 1997, the cost basis of purchases and proceeds of sales of investments aggregated $39,769,425, and $61,366,744 (including $970,666 premiums for call options exercised), respectively.

5. FUTURES AND WRITTEN OPTIONS CONTRACTS

The Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include written options and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Transactions in option contracts written were as follows:

                             NUMBER OF
                             CONTRACTS  PREMIUMS
                             --------- -----------
   Outstanding at beginning
    of year................     7,582  $ 1,929,290
   Options written.........    22,466    6,151,797
   Options terminated in
    closing purchase trans-
    actions................   (15,026)  (5,089,108)
   Options expired.........    (7,102)  (1,450,979)
   Options exercised.......    (4,462)    (970,666)
                              -------  -----------
   Outstanding at end of
    year...................     3,458  $   570,334
                              =======  ===========

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of The Defensive Equity Portfolio of Analytic Optioned Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of The Defensive Equity Portfolio of Analytic Optioned Equity Fund as of December 31, 1997 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and outstanding options at December 31, 1997 by correspondence with the custodian and brokers; where confirmations were not received, we performed alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Defensive Equity Portfolio of Analytic Optioned Equity Fund as of December 31, 1997, and the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

                                 ANALYTICFUNDS


                                 THE DEFENSIVE
                                EQUITY PORTFOLIO


                              of Analytic Optioned
                                  Equity Fund


                                 ANNUAL REPORT
                               December 31, 1997

            [LOGO OF 100% NO-LOAD/TM/ MUTUAL FUND COUNCIL APPEARS HERE]

OFFICERS AND DIRECTORS

CHAIRMAN OF THE
BOARD OF DIRECTORS                       Michael F. Koehn

DIRECTOR                                 Michael D. Butler

DIRECTOR                                 Robertson Whittemore

PRESIDENT                                Harindra de Silva

EXECUTIVE VICE PRESIDENT
AND SECRETARY                            Charles L. Dobson

TREASURER                                Gregory M. McMurran

SENIOR VICE PRESIDENT                    Angelo A. Calvello

SENIOR VICE PRESIDENT                    Marie Nastasi Arlt


INVESTMENT ADVISER
Analytic . TSA Global Asset Management, Inc.
700 South Flower Street, Suite 2400
Los Angeles, CA 90017

TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT, AND
SHAREHOLDER RELATIONS SERVICING AGENT
UAM Fund Services, Inc.
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208

CUSTODIAN
The Chase Manhattan Bank
1211 Avenue of the Americas
New York, NY 10036

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
The Analytic Funds
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208
Phone: (800) 374-2633

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.